Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
Note
12-Subsequent
Events
The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as noted below, the Company did not identify any subsequent events, that have occurred that would require adjustments to the disclosures in the financial statements.

Subsequent to December 31, 2023 and in consideration of Citigroup Global Markets Inc.’s (“
Citi
”) engagement as the Company’s financial advisor and placement agent in the private investments in public equities (“
PIPE
”) financing raised in connection with the Business Combination, and the fees it is expected to receive in connection with such roles, on January 3, 2024, Citi agreed to make adjustments to its entitlement to a portion of the $
26,250,000
deferred underwriting fee payable to it pursuant to the terms of that certain underwriting agreement, dated January 5, 2022 (the “
Underwriting Agreement
”), by and between the Company and Goldman Sachs & Co. LLC (“
Goldman Sachs
”) and Citi, as representatives of the underwriters, which deferred underwriting fee would have been due upon the closing of the Business Combination. Such adjustments modified Citi’s entitlement to its portion of the deferred underwriting fee to be equal to a specific percentage of the amount remaining in the Trust Account, after giving effect to the redemption rights exercised by the Company’s public shareholders and certain other adjustments.

In addition, on January 3, 2024, the Company received a letter from Goldman Sachs whereby Goldman Sachs waived its entitlement to any portion of the $
26,250,000
deferred
underwriting fee payable pursuant to the Underwriting Agreement. The Company did not seek out the reasons why Goldman Sachs waived its deferred underwriting fee, despite Goldman Sachs having already completed its services under the Underwriting Agreement. Goldman Sachs received no additional consideration for the waiver of its entitlement to the deferred underwriting fee.
On January 26, 2024, the Company amended the Trust Agreement, to permit Continental Stock Transfer & Trust Company (the “Trustee”), to hold the assets in the Trust Account in an interest-bearing demand deposit account or cash until the earlier of the consummation of an initial business combination or the Company’s liquidation. On the same day, the Company instructed the Trustee to liquidate the investments held in the Trust Account and move the funds to an interest-bearing demand deposit account, with Continental continuing to act as trustee. As a result, following the liquidation of investments in the Trust Account, the remaining proceeds from the initial public offering and the sale of the private placement warrants are no longer invested in U.S. government securities or money market funds.